Significant Contingent Liabilities and Unrecognized Contract Commitments	12 Months Ended
Dec. 31, 2022
Significant Contingent Liabilities and Unrecognized Contract Commitments [Abstract]
Significant contingent liabilities and unrecognized contract commitments
39.	Significant contingent liabilities and unrecognized contract commitments

a)	The significant contingent liabilities incurred after the reporting period are provided in Note 40.

b)	The significant unrecognized contract commitments are listed below:

i)	As of December 31, 2022 and December 31, 2021, the guaranteed notes secured for service project or warranty of NSGUARD Technology Inc. amounted to $58,613 and $65,029, respectively.

ii)	As of December 31, 2022 and December 31, 2021, the banker’s letter of guarantee issued by the bank at the request of Gorilla Technology Inc. amounted to $1,739,982 and $3,813,021, respectively.

iii)	As of December 31, 2022 and December 31, 2021, the banker’s letter of guarantee issued by the bank at the request of NSGUARD Technology Inc. amounted to $1,204,877 and $866,279, respectively.

iv)	As of December 31, 2022, the Company issued a promissory note of $1,000,000 under the shareholder loan agreement with Berwick Resources Limited.